Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,623,307
Impairment Loss	(18,830)	$ (3,033)	$ 0
Balance ending of period	1,664,101	1,623,307
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,886,158	1,878,132	1,297,785
Additions	138,802	11,756	603,514
Disposals	(6,803)		(23,167)
Balance ending of period	1,992,613	1,886,158	1,878,132
Impairment Loss	(25,544)	(3,730)
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(262,851)	(195,316)	(157,202)
Disposals	68		14,445
Depreciation	72,443	68,232	52,559
Depreciation	(72,443)	(68,232)	(52,559)
Impairment loss	6,714	697
Balance ending of period	(328,512)	(262,851)	(195,316)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,623,307	1,682,816	1,140,583
Additions	138,802	11,756	603,514
Disposals	(6,735)		(8,722)
Depreciation	72,443	68,232	52,559
Depreciation	(72,443)	(68,232)	(52,559)
Impairment Loss	(18,830)	(3,033)
Balance ending of period	$ 1,664,101	$ 1,623,307	$ 1,682,816